Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 45,175	$ 44,540	$ 43,525
Total other comprehensive income (loss)	2,017	(587)	366
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect			155
Ending balance	48,858	45,175	44,540
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(1,694)	(1,107)	(1,318)
Accumulated Other comprehensive income (loss) before reclassifications, net of ($595), $171 and ($185) tax effect, respectively	1,989	(587)	356
Amounts reclassified from accumulated other comprehensive income, net of ($7), $0, and ($4) tax effect, respectively	28		10
Total other comprehensive income (loss)	2,017	(587)	366
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect			(155)
Ending balance	$ 323	$ (1,694)	$ (1,107)